December 20, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:                           Form N-14 regarding the reorganization of the Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust (the “Acquired Fund”) into the Touchstone Small Cap Value Fund (the “Acquiring Fund”), a series of Touchstone Funds Group Trust (the “Trust”).

Ladies and Gentlemen:

On behalf of the Trust, we are filing for your review Form N-14 including the Combined Information Statement/Prospectus, Statement of Additional Information, and relevant exhibits (collectively, the “Registration Statement”), with respect to the acquisition of assets of the Acquired Fund for shares of the Acquiring Fund.  Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement for the Trust filed herewith is expected to become automatically effective on or about January 20, 2014.

Also, in consideration of potential oral comments provided by the Staff of the Securities and Exchange Commission (the “Staff”), we would like to take this opportunity to provide some preliminary responses.

Prospectus/Proxy Statement

1.              The Staff requests that if the Acquiring Fund’s prospectus is being incorporated by reference then a copy of the Acquiring Fund’s prospectus accompany the proxy materials.

Preliminary Response: The Trust confirms that a copy of the Touchstone Small Cap Value Fund’s prospectus will accompany the proxy materials.

2.              The Staff requests that the expense limitation agreement referred to in the footnotes to the fee tables be included as an exhibit to the Form N-14 filing.

Preliminary Response:  Attached to the filing as exhibits are the form of Amended Schedule A, dated November 29, 2013, to the Expense Limitation Agreement dated January 25, 2013 for all funds except the Touchstone Sands Capital Select Growth Fund, and the form of Amended Schedule A, dated January 29, 2014, to the Expense Limitation Agreement dated January 25, 2013 for the Touchstone Sands Capital Select Growth Fund.

3.              Please identify any securities of the Acquired Fund listed in the Pro Forma Portfolio of Investments in the Statement of Additional Information that will be sold as a result of the Reorganization.

Preliminary Response:  Although a portion of the securities held by the Acquired Fund may be sold after the Reorganization takes place, the portfolio managers of the Acquiring Fund do not expect to identify such specific securities until after the Reorganization has occurred.

Statement of Additional Information

4.              Please provide the analysis supporting the identity of the surviving fund for accounting purposes and the calculation of performance, in accordance with the Staff’s position in North American Security Trust (pub. avail. Aug. 5, 1994).

Preliminary Response: Please see the requested analysis set forth in Exhibit A to this letter.

Please direct any comments or questions on this filing to the undersigned at (513) 629-2941.

Best regards,

/s/ Bo James Howell
Bo James Howell
Counsel

EXHIBIT A

“NAST” ACCOUNTING SURVIVOR ANALYSIS

As of 9/30/13	Touchstone Small Company Value Fund	Touchstone Small Cap Value Fund

Net Assets:	$39,850,527	$39,100,806

Inception:	Fund-04/01/2003	Fund-03/04/2002
	A-04/01/2003	A-03/01/2011
	C-04/01/2003	C-03/01/2011
	I-09/10/2012	I-03/01/2011
	Y-04/01/2003	Y-03/01/2011

Current Advisor:	Touchstone Advisors, Inc.	Touchstone Advisors, Inc.

Surviving Advisor:	Touchstone Advisors, Inc.	Touchstone Advisors, Inc.

Current Sub-Advisor:	DePrince, Race & Zollo Inc.	DePrince, Race & Zollo Inc.

Surviving Sub-Advisor:	DePrince, Race & Zollo Inc.	DePrince, Race & Zollo Inc.

Current Diversification:	Diversified	Diversified

Diversification after Merger:	Diversified	Diversified

With respect to the issue of which fund should be the accounting and performance survivor in the proposed merger of the Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust, into the Touchstone Small Cap Value Fund, a series of Touchstone Funds Group Trust (each a “Fund”, and collectively, the “Funds”), it is the view of the registrant and its counsel that the only accounting and performance survivor of the merger should be the Touchstone Small Cap Value Fund for the reasons discussed below, because its strategies and expense limits will remain in effect after the merger, and the sub-advisor has a longer tenure on that Fund.  Touchstone Small Company Value Fund commenced operations in 2003 and the Touchstone Small Cap Value Fund began operations in 2002.

The Securities and Exchange Commission (the “SEC”) staff has consistently held to the principles expressed in the North American Security Trust (“NAST”) no-action letter (publicly available August 5, 1994) in analyzing which party to a merger should be deemed to be the accounting survivor of such transaction.  In NAST, the staff stated that:

[i]n determining whether a surviving fund, or a new fund resulting from a reorganization, may use the historical performance of one of several predecessor funds, funds should compare the attributes of the surviving or new fund and the predecessor funds to determine which predecessor fund, if any, the surviving or new fund most closely resembles. Among other factors, funds should compare the various funds’ investment advisers; investment objectives, policies and restrictions; expense structures and expense ratios; asset size; and portfolio composition. These factors are substantially similar to the factors the staff considers in determining the accounting survivor of a business combination involving investment companies.

Based on the NAST factors described above, the Touchstone Small Cap Value Fund should be considered the accounting and performance survivor. Each of the factors is analyzed below.

1.                                       Investment Advisor:

Both funds are advised by Touchstone Advisors, Inc. (“Touchstone”).  Touchstone has engaged a sub-advisor to manage the investments for each of the funds. Both funds are currently sub-advised by DePrince, Race & Zollo Inc. (“DRZ”), which manages both Funds in a similar manner. Although Touchstone Advisors, Inc. has general supervisory responsibility as the Funds’ investment advisor, decisions to buy and sell securities and implementation of investment strategies is the sole responsibility of DRZ. After the merger, both Touchstone and DRZ will continue in their current capacities.

2.                                       Investment Objectives Policies and Restrictions:

The Funds have identical investment goals and substantially similar principal investment strategies.  The Funds also have identical investment restrictions and fundamental investment policies.

•                  Both Funds seek long-term capital growth by investing primarily in equity securities of small capitalization companies.  Both Funds define a small capitalization company as a company with a market capitalization of no more than $2 billion at the time of initial purchase.  The Small Company Value Fund defines equity securities as consisting of common stock and preferred stock.  The Small Cap Value Fund defines equity securities as only common stock.

•                  Both Funds utilize the same “bottom—up” investment process consisting of four factors: dividend yield, low valuation, a fundamental catalyst, and a growth filter.

•                  Both Funds also have the same process for determining when to sell a security: when its yield falls below the acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

•                  Both Funds primarily invest in companies based inside the U.S., but each may invest in foreign companies.

•                  Both Funds typically hold 65 to 80 securities.

•                  Finally, both Funds may engage in frequent and active trading of securities.

Following the combination of the two Funds in the merger, the Touchstone Small Cap Value Fund will continue to seek its investment objective—long-term capital growth—through its current principal investment strategy.

3.                                       Expense Structure and Expense Rates:

The expense structure and sales load structure subsequent to the merger will be that of the Touchstone Small Cap Value Fund. The management fee for both the Touchstone Small Cap Value Fund and Touchstone Small Company Value Fund is identical: 0.90% annualized and based on the average daily net assets.  The Total Annual Operating Expenses of both Funds are identical.  The expense caps of both Funds are identical: 1.38%, 2.13%, 1.13% and 0.98% for Classes A, C, Y, and Institutional Class shares, respectively.  The expense limitations will remain in effect until at least January 30, 2015 for the Small Cap Value Fund.   It is anticipated that the expense limitation agreement for the Touchstone Small Company Value Fund, which expires July 29, 2014, will not be renewed.

4.                                       Asset Size:

Both Funds are similar in size. As of September 30, 2013, the net assets of each Fund are approximately as follows:

Touchstone Small Company Value Fund	$39.9 million
Touchstone Small Cap Value Fund	$39.1 million

5.                                       Portfolio Composition:

The portfolio composition of the Funds are substantially similar because the Funds use the same investment process conducted by the same sub-advisor.

In summary, it is the view of the registrant and its counsel that the accounting survivor should be the Touchstone Small Cap Value Fund because it most closely resembles the expected surviving fund.  This conclusion is based on the following factors: (i) the current investment adviser and sub-adviser are the same for both Funds and each entity will continue to manage the surviving fund and its portfolio after the merger; (ii) the investment objective for each Fund is the same; (iii) although the Funds have substantially similar principal investment strategies and risks, the sub-adviser will use the Touchstone Small Cap Value Fund’s principal investment strategy after the merger; (iv) the investment restrictions are the same; (v) the expense structure and ratios are substantially similar, but the Touchstone Small Cap Value Fund’s expense limitations are expected to remain in effect through at least January 30, 2015 while the expense limitation for the Touchstone Small Company Value Fund is expected to expire in July 2014; (vi) the Funds have substantially similar portfolio compositions; and (vii) the Board of Trustees of the Touchstone Small Cap Value Fund will remain as the Board of Trustees of the surviving fund after the merger.  The only factor that does not support the Touchstone Small Cap Value Fund as the accounting survivor is the net asset levels as of September 30, 2013.  Although the Touchstone Small Company Value Fund has net assets that are 2.04% higher than the Touchstone Small Cap Value Fund, this factor did not outweigh the factors supporting the Touchstone Small Company Value Fund. After considering all of the factors, the accounting and performance survivor of the merger should be the Touchstone Small Cap Value Fund because its strategies and expense limits will remain in effect after the merger, and the sub-advisor has a longer tenure on that Fund.